Revenue (Details) - Schedule of disaggregated revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue by Contract Type
Fixed price amount	$ 80,801	$ 68,487
Fixed price percentage	94.00%	94.00%
Time and materials amount	$ 5,145	$ 4,063
Time and materials percentage	6.00%	6.00%
Total	$ 85,946	$ 72,550
Total	100.00%	100.00%